Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (100)	$ 86
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	77	77
Deferred tax provision (benefit)	(27)	30
Stock dividends	(18)	(15)
(Increase) decrease in:
Accrued interest receivable and other assets	(484)	(50)
Increase (decrease) in:
Accrued interest payable	(2)	3
Accrued expenses and other liabilities	84	(119)
Net cash provided by (used in) operating activities	(470)	12
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease in loans receivable, net	1,315	1,525
Purchases of property and equipment	0	(65)
Net cash provided by investing activities	1,315	1,460
CASH FLOWS FROM FINANCING ACTIVITIES:
Decrease in deposits, net	(232)	(3,923)
Proceeds from stock conversion deposited	8,911	0
Increase in advances by borrowers for insurance and taxes	25	58
Stock issuance costs paid	(819)	0
Proceeds (repayments) on Federal Home Loan Bank advances, net	(500)	500
Net cash provided by (used in) financing activities	7,385	(3,365)
Net change in cash and cash equivalents	8,230	(1,893)
Cash and cash equivalents, beginning of period	1,710	3,603
Cash and cash equivalents, end of period	9,940	1,710
SUPPLEMENTAL DISCLOSURES FOR CASH FLOW INFORMATION:
Cash paid during the period for interest	390	157
Loan transferred to other real estate owned	39	0
Noncash costs of stock conversion	69	0
RECONCILIATION TO THE STATEMENTS OF FINANCIAL CONDITION
Cash and cash equivalents	9,937	1,695
Interest-bearing deposits with banks	3	15
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	$ 9,940	$ 1,710